Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 102.50%
ASSET-BACKED SECURITIES — 6.25%**
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.64% 10/17/34
1,2,3
$ 70,000 $ 65,792
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
32,286 31,195
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.79% 10/22/34
1,2,3
70,000 65,862
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.20% 07/15/36
1,2,3
70,000 67,458
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5
37,052 34,111
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
1.35% 07/25/25
2
70,000 65,095
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 01/25/83
2
20,000 18,088
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 04/26/83
2
20,000 18,421
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/25/73
2
35,000 34,673
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
2.28% 07/25/23
2
28,198 27,669
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
20,000 18,732
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
20,000 18,558
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
2.68% 04/25/23
2
17,701 17,569
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
3.43% 10/25/75
2
$ 30,000 $ 30,050
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
2.68% 04/25/23
2
13,295 13,227
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
3.43% 10/25/83
2
15,000 14,945
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.35% 04/25/40
1,2
30,989 29,811
Total Asset-Backed Securities
(Cost $588,868) 571,256
CORPORATES — 62.37%*
Banking — 9.36%
Bank of America Corp.
1.73% 07/22/27
6
50,000 44,583
Bank of America Corp.
(MTN)
2.09% 06/14/29
6
175,000 150,096
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,6
45,000 38,753
3.09% 05/14/32
1,3,6
10,000 8,014
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,6
15,000 13,547
Fifth Third Bancorp
2.55% 05/05/27 15,000 13,760
HSBC Holdings PLC
(United Kingdom)
2.21% 08/17/29
3,6
85,000 71,492
JPMorgan Chase & Co.
1.58% 04/22/27
6
240,000 214,287
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,6
45,000 44,485
Macquarie Group Ltd.
(Australia)
1.63% 09/23/27
1,3,6
45,000 39,197
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,6
30,000 29,710
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
35,000 35,292
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
170,000 152,376
855,592

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 6.18%
AT&T, Inc.
2.55% 12/01/33 $ 99,000 $ 80,728
3.80% 12/01/57 10,000 7,790
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 100,000 75,996
Comcast Corp.
1.95% 01/15/31 10,000 8,322
Discovery Communications LLC
3.63% 05/15/30 35,000 31,181
Level 3 Financing, Inc.
3.88% 11/15/29
1
46,000 38,082
Paramount Global
4.20% 05/19/32 30,000 26,625
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
15,000 14,834
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
51,563 51,610
5.15% 03/20/28
1
60,000 60,536
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
30,000 28,537
T-Mobile USA, Inc.
2.55% 02/15/31 79,000 66,557
Verizon Communications, Inc.
2.36% 03/15/32 31,000 25,732
Vodafone Group PLC
(United Kingdom)
4.38% 05/30/28
3
35,000 34,872
Walt Disney Co. (The)
7.75% 01/20/24 12,000 12,778
564,180
Consumer Discretionary — 2.76%
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 30,000 28,150
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
10,000 9,887
Clorox Co. (The)
4.60% 05/01/32 20,000 20,089
Constellation Brands, Inc.
2.88% 05/01/30 30,000 26,128
Hyatt Hotels Corp.
1.80% 10/01/24 35,000 33,186
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
30,000 29,558
Magallanes, Inc.
4.28% 03/15/32
1
65,000 58,109
Reynolds American, Inc.
5.70% 08/15/35 50,000 46,606
251,713
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric — 4.44%
Alliant Energy Finance LLC
1.40% 03/15/26
1
$ 50,000 $ 44,479
Ameren Corp.
3.50% 01/15/31 75,000 68,784
Appalachian Power Co.,
Series X
3.30% 06/01/27 20,000 19,191
Berkshire Hathaway Energy Co.
1.65% 05/15/31 25,000 20,174
Black Hills Corp.
4.35% 05/01/33 36,000 33,690
Duke Energy Corp.
2.55% 06/15/31 35,000 29,112
EVERSOURCE ENERGY
4.60% 07/01/27 15,000 15,133
Jersey Central Power & Light Co.
2.75% 03/01/32
1
35,000 29,817
Metropolitan Edison Co.
4.00% 04/15/25
1
25,000 24,601
Narragansett Electric Co. (The)
3.40% 04/09/30
1
35,000 32,901
NextEra Energy Capital Holdings, Inc.
5.00% 07/15/32 15,000 15,370
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 39,346
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 15,000 14,523
Xcel Energy, Inc.
3.40% 06/01/30 20,000 18,399
405,520
Energy — 2.83%
Energy Transfer LP
4.95% 06/15/28 55,000 54,252
Kinder Morgan, Inc.
5.30% 12/01/34 30,000 29,365
Lundin Energy Finance BV
(Netherlands)
3.10% 07/15/31
1,3
35,000 29,194
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
30,000 22,033
6.70% 02/16/32
3
13,000 9,880
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 10,000 8,462
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 30,000 29,850
Rockies Express Pipeline LLC
3.60% 05/15/25
1
20,000 18,000
4.95% 07/15/29
1
10,000 8,573
Ruby Pipeline LLC
8.00% 04/01/22
1,4,5,7,8
14,394 12,307
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
30,000 27,114

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Texas Eastern Transmission LP
2.80% 10/15/22
1
$ 10,000 $ 9,989
259,019
Finance — 6.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
30,000 25,255
3.88% 01/23/28
3
16,000 14,489
Air Lease Corp.
3.63% 12/01/27 26,000 23,268
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
21,000 17,136
2.75% 02/21/28
1,3
10,000 8,178
2.88% 02/15/25
1,3
5,000 4,606
Cboe Global Markets, Inc.
3.00% 03/16/32 10,000 8,959
Citigroup, Inc.
2.52% 11/03/32
6
70,000 57,350
2.56% 05/01/32
6
50,000 41,218
Ford Motor Credit Co. LLC
4.25% 09/20/22 25,000 24,993
(LIBOR USD 3-Month plus 1.08%)
2.37% 08/03/22
2
35,000 34,935
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
6
90,000 79,072
2.65% 10/21/32
6
10,000 8,251
Intercontinental Exchange, Inc.
1.85% 09/15/32 20,000 15,678
Morgan Stanley
2.48% 09/16/36
6
5,000 3,846
Morgan Stanley
(GMTN)
1.51% 07/20/27
6
35,000 30,792
Morgan Stanley
(MTN)
1.93% 04/28/32
6
135,000 107,242
ORIX Corp.
(Japan)
4.00% 04/13/32
3
25,000 23,949
Pipeline Funding Co. LLC
7.50% 01/15/30
1
17,566 19,850
Raymond James Financial, Inc.
4.65% 04/01/30 20,000 19,737
568,804
Food — 1.92%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.50% 01/15/30
1,3
45,000 42,657
Kraft Heinz Foods Co.
5.00% 07/15/35 28,000 27,265
Mondelez International, Inc.
3.00% 03/17/32 30,000 26,266
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
Pilgrim's Pride Corp.
3.50% 03/01/32
1
$ 60,000 $ 47,126
Smithfield Foods, Inc.
2.63% 09/13/31
1
40,000 32,119
175,433
Health Care — 8.08%
AbbVie, Inc.
4.50% 05/14/35 40,000 38,884
Alcon Finance Corp.
2.75% 09/23/26
1
30,000 28,068
Amgen, Inc.
3.35% 02/22/32 25,000 22,909
Ascension Health,
Series B
2.53% 11/15/29 20,000 18,092
Banner Health
2.34% 01/01/30 10,000 8,839
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 15,000 14,749
Baxter International, Inc.
3.95% 04/01/30 10,000 9,594
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
45,000 43,867
Becton Dickinson and Co.
3.70% 06/06/27 20,000 19,346
Centene Corp.
3.00% 10/15/30 50,000 41,569
Cigna Corp.
2.40% 03/15/30 35,000 30,175
CommonSpirit Health
2.78% 10/01/30 20,000 17,251
3.35% 10/01/29 50,000 46,082
CVS Health Corp.
3.25% 08/15/29 40,000 36,553
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 35,000 29,576
Elanco Animal Health, Inc.
6.40% 08/28/28 15,000 14,354
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
20,000 17,238
HCA, Inc.
3.63% 03/15/32
1
10,000 8,454
4.13% 06/15/29 65,000 59,368
Humana, Inc.
2.15% 02/03/32 5,000 4,054
3.70% 03/23/29 10,000 9,477
Illumina, Inc.
2.55% 03/23/31 25,000 20,351
Molina Healthcare, Inc.
3.88% 11/15/30
1
30,000 25,691
PerkinElmer, Inc.
2.25% 09/15/31 30,000 23,762

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Premier Health Partners,
Series G
2.91% 11/15/26 $ 15,000 $ 13,938
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 19,236
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 20,000 16,063
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
25,000 21,361
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
3
30,000 23,900
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
3
30,000 25,277
Universal Health Services, Inc.
1.65% 09/01/26
1
35,000 30,369
738,447
Industrials — 1.97%
Amcor Finance USA, Inc.
3.63% 04/28/26 25,000 24,039
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
15,000 14,869
3.85% 12/15/25
1
10,000 9,832
Berry Global, Inc.
1.57% 01/15/26 20,000 17,865
1.65% 01/15/27 20,000 17,523
Boeing Co. (The)
4.88% 05/01/25 15,000 14,949
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
1.74% 05/05/26
2
10,000 9,495
Sealed Air Corp.
1.57% 10/15/26
1
30,000 26,130
Sonoco Products Co.
3.13% 05/01/30 25,000 21,911
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
1,3
15,000 14,511
WRKCo, Inc.
3.00% 06/15/33 10,000 8,454
179,578
Information Technology — 1.64%
Amazon.com, Inc.
3.60% 04/13/32 10,000 9,644
Broadcom, Inc.
3.42% 04/15/33
1
35,000 28,968
Fiserv, Inc.
2.65% 06/01/30 10,000 8,479
Micron Technology, Inc.
2.70% 04/15/32 15,000 11,992
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Netflix, Inc.
3.63% 06/15/25
1
$ 20,000 $ 19,100
Oracle Corp.
2.88% 03/25/31 70,000 57,702
Take-Two Interactive Software, Inc.
4.00% 04/14/32 15,000 14,106
149,991
Insurance — 4.71%
Aon Corp.
2.80% 05/15/30 25,000 21,895
Aon Corp./Aon Global Holdings PLC
2.60% 12/02/31 10,000 8,464
Athene Global Funding
1.61% 06/29/26
1
5,000 4,360
(SOFR Index plus 0.70%)
1.99% 05/24/24
1,2
30,000 29,159
Berkshire Hathaway Finance Corp.
2.88% 03/15/32 15,000 13,472
Brown & Brown, Inc.
4.20% 03/17/32 30,000 27,391
Equitable Financial Life Global Funding
1.80% 03/08/28
1
25,000 21,744
Farmers Exchange Capital
7.05% 07/15/28
1
5,000 5,502
Farmers Insurance Exchange
4.75% 11/01/57
1,6
45,000 40,690
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 30,000 25,345
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 13,541
MMI Capital Trust I,
Series B
7.63% 12/15/27 50,000 56,517
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,6
50,000 50,011
New York Life Insurance Co.
5.88% 05/15/33
1
25,000 27,556
Progressive Corp. (The)
3.00% 03/15/32 10,000 8,969
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,6
55,000 54,070
Willis North America, Inc.
2.95% 09/15/29 25,000 21,456
430,142
Materials — 0.46%
Georgia-Pacific LLC
2.30% 04/30/30
1
20,000 17,364
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
30,000 24,683
42,047
Real Estate Investment Trust (REIT) — 9.03%
American Assets Trust LP
3.38% 02/01/31 25,000 21,363

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Campus Communities Operating Partnership LP
2.25% 01/15/29 $ 80,000 $ 74,101
3.30% 07/15/26 15,000 14,679
3.63% 11/15/27 5,000 4,937
3.75% 04/15/23 20,000 19,986
American Homes 4 Rent LP
2.38% 07/15/31 30,000 24,008
American Tower Corp.
2.90% 01/15/30 15,000 12,818
Crown Castle International Corp.
3.30% 07/01/30 25,000 22,073
CubeSmart LP
4.38% 02/15/29 15,000 14,572
Equinix, Inc.
3.90% 04/15/32 25,000 22,622
Essex Portfolio LP
2.65% 03/15/32 10,000 8,309
Extra Space Storage LP
3.90% 04/01/29 25,000 23,484
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 15,000 14,513
4.00% 01/15/30 20,000 17,604
5.30% 01/15/29 20,000 19,206
Healthcare Realty Trust, Inc.
3.88% 05/01/25 20,000 19,586
Healthcare Trust of America Holdings LP
2.00% 03/15/31 115,000 89,258
3.10% 02/15/30 15,000 12,908
Hudson Pacific Properties LP
3.95% 11/01/27 75,000 71,480
Invitation Homes Operating Partnership LP
2.30% 11/15/28 45,000 37,949
Kilroy Realty LP
2.50% 11/15/32 25,000 19,564
3.05% 02/15/30 5,000 4,290
4.38% 10/01/25 15,000 14,824
Life Storage LP
2.20% 10/15/30 40,000 32,139
LXP Industrial Trust
2.38% 10/01/31 25,000 19,438
2.70% 09/15/30 25,000 20,561
Mid-America Apartments LP
1.70% 02/15/31 20,000 15,874
Piedmont Operating Partnership LP
2.75% 04/01/32 35,000 27,065
SL Green Operating Partnership LP
3.25% 10/15/22 35,000 35,012
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 9,882
Ventas Realty LP
4.13% 01/15/26 10,000 9,905
VICI Properties LP
5.13% 05/15/32 25,000 23,615
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
1
$ 50,000 $ 47,684
825,309
Retail — 0.42%
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
1,3
25,000 21,545
Starbucks Corp.
2.55% 11/15/30 20,000 17,081
38,626
Services — 0.90%
Global Payments, Inc.
1.50% 11/15/24 10,000 9,384
Northwestern University
3.69% 12/01/38 20,000 18,681
RELX Capital, Inc.
3.00% 05/22/30 30,000 26,971
Republic Services, Inc.
2.90% 07/01/26 5,000 4,782
S&P Global, Inc.
2.90% 03/01/32
1
10,000 8,916
Waste Connections, Inc.
(Canada)
2.60% 02/01/30
3
15,000 13,139
81,873
Transportation — 1.44%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 22,010 19,399
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 29,379 24,933
Norfolk Southern Corp.
3.00% 03/15/32 15,000 13,544
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 2,898 2,887
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 15,619 15,713
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 38,274 38,515
Union Pacific Corp.
2.89% 04/06/36 20,000 16,571
131,562
Total Corporates
(Cost $6,506,708) 5,697,836

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED — 20.53%**
Non-Agency Commercial Mortgage-Backed — 6.44%
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.49% 04/10/46
6
$ 3,341,556 $ 21,625
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.98% 09/10/46
6
7,249,024 49,691
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.10% 10/10/47
6
568,726 9,851
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.04% 07/10/45
6
13,018,141 2,296
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
1.09% 08/10/47
6
584,468 9,074
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.24% 03/10/47
6
821,728 10,749
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.22% 06/10/47
6
1,777,636 26,929
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.00% 09/10/47
4,5,6
2,049,701 29,386
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.86% 12/15/49
6
317,513 7,577
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.61% 02/10/46
6
3,010,276 13,779
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,6
375,000 3,147
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.58% 08/10/43
1,6
2,467,859 11,053
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.09% 08/10/44
1,6
261,635 3
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA (IO)
0.67% 08/10/46
6
4,405,641 19,120
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.18% 04/10/47
6
2,305,544 29,593
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.96% 09/15/47
6
1,893,707 25,462
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.97% 11/15/47
6
1,469,255 23,220
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.72% 05/15/48
6
481,623 6,481
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
1.52% 11/15/43
1,6
$ 598,132 $ 7,301
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.53% 12/15/47
6
1,168,212 3,193
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class XA (IO)
1.02% 12/15/48
6
2,148,738 6,217
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.10% 12/15/47
6
1,812,461 31,548
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.15% 04/15/48
6
672,260 13,421
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.30% 08/10/49
1,4,5,6
3,700,000 957
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.25% 08/15/50
6
320,316 4,958
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.18% 12/15/47
6
4,900,996 91,555
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.78% 07/15/58
6
2,185,677 34,198
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class XA (IO)
1.14% 03/15/47
6
7,116,828 77,089
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.41% 03/15/47
6
1,280,669 18,743
588,216
Non-Agency Mortgage-Backed — 4.81%
American Home Mortgage Investment Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.68%)
2.30% 02/25/45
2
12,254 12,262
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(LIBOR USD 1-Month plus 0.75%)
2.37% 01/25/36
2
100,000 96,586
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
1.76% 09/26/36
1,2
13,088 13,042
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
2.90% 04/25/34
6
7,303 6,988
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
6
19,426 3,176

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,6
$ 75,488 $ 68,792
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
2.97% 10/25/37
1,2
3,695 3,680
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.25% 02/25/35
2
40,622 38,344
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.52% 10/25/47
2
20,533 19,809
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
2.94% 09/25/35
6
10,838 10,553
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.78% 05/25/37
2
14,192 14,130
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.24%)
1.86% 06/25/37
2
77,894 70,934
JPMorgan Mortgage Trust,
Series 2005-A3, Class 2A1
2.83% 06/25/35
6
1,645 1,643
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.44%)
2.06% 02/25/36
2
4,565 4,442
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
2.83% 07/25/34
6
12,501 12,083
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(LIBOR USD 1-Month plus 0.10%)
1.72% 05/25/47
2
67,615 50,097
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
2.30% 03/19/34
2
1,657 1,596
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(LIBOR USD 1-Month plus 0.60%)
2.22% 04/25/34
2
11,417 11,182
439,339
U.S. Agency Commercial Mortgage-Backed — 0.61%
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.13% 04/25/36
6
90,264 843
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.69% 01/25/39
6
$ 332,440 $ 7,319
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K025, Class X1 (IO)
0.88% 10/25/22
6
1,534,194 1,942
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.60% 10/25/43
6
250,000 10,811
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.54% 12/25/22
6
2,269,401 4,821
Ginnie Mae,
Series 2011-78, Class IX (IO)
3.80% 08/16/46
6
— —
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.13% 02/16/53
6
2,819,372 10,288
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58% 02/16/54
6
511,702 6,905
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.21% 10/16/54
6
915,971 13,155
56,084
U.S. Agency Mortgage-Backed — 8.67%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
4.38% 11/25/41
2
77,366 7,079
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 23,056 21,782
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
2.72% 10/25/42
2
32,753 32,536
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 99,625 97,151
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 163,322 33,244
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
5.00% 10/20/33
2
206,806 23,967
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 25,735 25,684

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 $ 2,768 $ 2,737
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 21,511 21,351
UMBS (TBA)
2.00% 07/01/52 25,000 21,691
2.00% 08/01/52 100,000 86,686
2.50% 07/01/52 125,000 112,377
2.50% 08/01/52 75,000 67,338
3.00% 07/01/52 125,000 116,385
3.00% 08/01/52 25,000 23,291
3.50% 07/01/52 25,000 24,044
4.00% 07/01/52 50,000 49,319
4.50% 07/01/52 25,000 25,103
791,765
Total Mortgage-Backed
(Cost $3,080,454) 1,875,404
MUNICIPAL BONDS — 6.31%*
California — 1.76%
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.76% 07/01/29 80,000 86,465
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 10,000 11,964
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 10,000 7,552
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 20,000 17,041
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 20,000 21,769
Santa Monica Community College District General
Obligation Bonds
2.05% 08/01/33 20,000 16,264
161,055
Florida — 0.15%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,867
Maryland — 0.13%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 12,192
Massachusetts — 0.28%
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 15,000 11,777
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Massachusetts (continued)
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 $ 15,000 $ 13,475
25,252
Michigan — 0.27%
University of Michigan Revenue Bonds, Series C
3.44% 04/01/31 25,000 24,348
New York — 3.72%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 30,000 24,831
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,898
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.50% 11/01/33 50,000 41,924
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 100,000 80,414
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
2.96% 02/15/32 25,000 22,677
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 75,000 65,047
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 50,000 53,378
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 13,292
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 15,000 12,163
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.59% 03/15/35 25,000 20,924
339,548
Total Municipal Bonds
(Cost $674,894) 576,262
U.S. TREASURY SECURITIES — 7.04%
U.S. Treasury Notes — 7.04%
U.S. Treasury Notes
2.63% 05/31/27 172,000 168,768
2.88% 05/15/32 122,000 120,547
2.88% 06/15/25 243,000 242,136
3.25% 06/30/27 111,000 112,101
Total U.S. Treasury Securities
(Cost $639,403) 643,552
Total Bonds — 102.50%
(Cost $11,490,327)
9,364,310

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 0.98%
Money Market Funds — 0.98%
Dreyfus Government Cash Management Fund
1.35%
9
46,000 $ 46,000
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
9
23,936 23,936
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
9
20,000 20,000
Total Short-Term Investments
(Cost $89,936) 89,936
Total Investments - 103.48%
(Cost $11,580,263) 9,454,246
Liabilities in Excess of Other Assets - (3.48)% (318,090)
Net Assets - 100.00% $ 9,136,156
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $76,761, which is 0.84% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Represents the current yield as of June 30, 2022.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(TBA): To-Be-Announced
(USD): U.S. Dollar

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 9 09/30/22 $ 1,010,250 $ (8,315) $ (8,315)
U.S. Treasury Two-Year Note 7 09/30/22 1,470,109 (3,621) (3,621)
2,480,359 (11,936) (11,936)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 10 09/21/22 (1,273,750) 21,808 21,808
U.S. Treasury Ultra Bond 1 09/21/22 (154,344) 4,929 4,929
(1,428,094) 26,737 26,737
TOTAL FUTURES CONTRACTS $ 1,052,265 $ 14,801 $ 14,801
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually $ 40 $ 8,805 $ — $ 8,805
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 25 5,442 — 5,442
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 20 4,265 — 4,265
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 85 16,839 — 16,839
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 470 (17,765) — (17,765)
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 340 (12,800) — (12,800)
Interest Rate Swap
1
07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 235 (8,676) — (8,676)
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 1,010 (30,065) — (30,065)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 660 (13,099) — (13,099)
TOTAL SWAPS CONTRACTS $ 2,885 $ (47,054) $ — $ (47,054)
1
Centrally cleared.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 89,936 $ — $ — $ 89,936
Long-Term Investments:
Asset-Backed Securities — 537,145 34,111 571,256
Corporates — 5,685,529 12,307 5,697,836
Mortgage-Backed Securities — 1,845,061 30,343 1,875,404
Municipal Bonds — 576,262 — 576,262
U.S. Treasury Securities 643,552 — — 643,552
Other Financial Instruments
*
Assets:
Interest rate contracts 26,737 35,351 — 62,088
Liabilities:
Interest rate contracts (11,936) (82,405) — (94,341)
Total $ 748,289 $ 8,596,943 $ 76,761 $ 9,421,993
*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE
CREDIT FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 35,499 $ 13,386 $ 37,672
Accrued discounts/premiums — — —
Realized gain (loss) — — —
Change in unrealized (depreciation)* — (1,079) (7,598)
Purchases — — (5)
Sales — — (1,114)
Other** (1,388) — 1,388
Transfers into Level 3*** — — —
Transfers out of Level 3*** — — —
Balance as of
June 30, 2022
$ 34,111 $ 12,307 $ 30,343
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(8,677) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.
***There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
INVESTMENT GRADE CREDIT
FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $34,111 Broker Quote Offered Quote $92.06 $92.06 Increase
Corporate Securities $12,307 Third-Party Vendor Vendor Prices $85.50 $85.50 Increase
Mortgage-Backed Securities-
Non-Agency Commercial
Mortgage-Backed $30,343 Third-Party Vendor Vendor Prices $0.03 - $1.43 $1.39 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.